SCHEDULE OF LEASE LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Lease liabilities - current		¥ 328
Lease liabilities - noncurrent		157
Total lease liabilities		¥ 485